Summary of Significant Accounting Policies (Details)		12 Months Ended
	Jun. 09, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance coverage (in Dollars) | $		$ 250,000
Redemption price per share (in Dollars per share) | $ / shares	$ 10.37
Redemption balance in trust account (in Dollars) | $		$ 114,641,527	$ 294,395,846
Class A Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption shares		10,608,178	28,750,000
Shares of common stock	18,141,822	18,141,822
Redemption price per share (in Dollars per share) | $ / shares		$ 10.37
Aggregate redemption amount (in Dollars) | $	$ 188,132,132	$ 188,132,132
Shares subject to possible redemption		10,608,178
Number of classes of shares		2
Aggregate of shares		25,500,000
Class A Common Stock [Member] | Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption shares		10,608,178	28,750,000
Class B Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common stock shares issued		7,187,500	7,187,500
Common stock shares outstanding		7,187,500	7,187,500
Number of classes of shares		2